Aggregate Amortization Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	May. 02, 2015	May. 03, 2014	Apr. 27, 2013
Goodwill and Intangible Assets Disclosure [Line Items]
Aggregate Amortization Expense	$ 14,713	$ 17,835	$ 21,426